Document and Entity Information	Mar. 08, 2024
Details
Registrant CIK	0001543652
Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Mar. 08, 2024
Entity Registrant Name	Free Flow, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54868
Entity Tax Identification Number	45-3838831
Entity Address, Address Description	Address of Principal Executive Offices
Entity Address, Address Line One	6269 Caledon Road
Entity Address, City or Town	King George
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22485
Phone Fax Number Description	Registrant’s Telephone Number
City Area Code	703
Local Phone Number	789 3344
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false